Financial liabilities - Disclosure of financial liabilities breakdown (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 30,790	€ 69,069	€ 39,697
Current financial liabilities	1,302	44,935	37,348
Total financial liabilities	32,093	114,004	77,045
Borrowings
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	554	29,056	2,563
Current financial liabilities	1,302	22,195	1,655
Kreos & Claret bond loans
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	26,373	0
Current financial liabilities	0	20,028	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	554	1,431	160
Current financial liabilities	1,302	932	379
PGE
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	1,252	2,402
Current financial liabilities	0	1,235	1,276
Convertible loan notes
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	23,370	21,643
Current financial liabilities	0	21,574	29,605
Kreos & Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	23,370	21,643
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	0	21,574	29,605
Derivative instruments
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	3,620	0
Current financial liabilities	0	1,166	2,579
Kreos & Claret minimal return indemnifications
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	3,620	0
Kreos & Claret BSA
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	0	1,166	2,579
Leases
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	30,237	13,023	15,491
Current financial liabilities	0	0	3,509
Conditional advances Bpifrance
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	0	3,262
Current financial liabilities	0	0	3,509
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 30,237	€ 13,023	€ 12,229